ENERGY ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense	$ 5,537	$ 1,644	$ 10,121	$ 3,215	$ 18,340	$ 6,073
Energy Assets [Member]
Depreciation expense					$ 3,703	$ 0